Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 52,356	$ 71,180	$ 74,573	$ 40,166
Other assets	5,081	6,373
Total assets	1,013,272	1,030,493	1,026,290
Subordinated debentures	8,500	8,500
Total liabilities	885,093	912,619
Total shareholders’ equity	128,179	117,874	109,361	104,528
Total liabilities and shareholders’ equity	1,013,272	1,030,493
Parent Company [Member]
Cash and cash equivalents	4,308	4,032	$ 3,292	$ 2,747
Investment in subsidiaries	134,910	126,059
Notes receivable – subsidiaries	1,963	3,000
Other assets	48	93
Total assets	141,229	133,184
Notes payable	4,233	6,279
Subordinated debentures	8,500	8,500
Other liabilities	317	531
Total liabilities	13,050	15,310
Total shareholders’ equity	128,179	117,874
Total liabilities and shareholders’ equity	$ 141,229	$ 133,184